Entity Level Disclosures (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenue	$ 436	$ 467	$ 549
Customer A [Member]
Disclosure of major customers [line items]
Revenue	134
Customer B [Member]
Disclosure of major customers [line items]
Revenue	92
Customer C [Member]
Disclosure of major customers [line items]
Revenue			239
Customer D [Memeber]
Disclosure of major customers [line items]
Revenue	$ 9	49
Customer E [Memeber]
Disclosure of major customers [line items]
Revenue		$ 9	$ 118